Operating Segments, Geographic Information and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents summary results of our operating segments for the year ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Revenue
Medicare	$98,038	$122,156	$142,448
Individual, Family and Small Business	105,309	71,168	48,258
Total revenue	$203,347	$193,324	$190,706

Segment profit
Medicare segment profit	$13,598	$10,394	$22,137
Individual, Family and Small Business segment profit	38,654	33,050	9,573
Total segment profit	52,252	43,444	31,710
Corporate	(25,135)	(29,073)	(26,970)
Stock-based compensation expense	(6,889)	(7,266)	(9,694)
Depreciation and amortization	(4,148)	(3,539)	(2,837)
Restructuring (charge) benefit	(4,541)	297	—
Acquisition costs	—	—	(621)
Amortization of intangible assets	(1,153)	(1,040)	(1,040)
Other income, net	1,285	1,149	1,182
Income (loss) before provision (benefit) for income taxes	$11,671	$3,972	$(8,270)

Schedule Of Long Lived Assets By Geographical Areas
Long-lived assets by geographical area as of December 31, 2016 and December 31, 2017 were as follows (in thousands):

	December 31, 2016	December 31, 2017
United States	$32,162	$32,876
China	391	550
Total	$32,553	$33,426

Schedule Of Revenue By Major Customers
arriers representing 10% or more of our total revenue for the years ended December 31, 2015, 2016 and 2017 are presented in the table below:

	Year Ended December 31,
	2015	2016	2017
Humana	23%	22%	20%
UnitedHealthcare [1]	12%	19%	23%
Aetna [2]	11%	11%	10%

(1)	UnitedHealthcare also includes other carriers owned by UnitedHealthcare.

(2)	Aetna includes other carriers owned by Aetna.